Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		24 Months Ended	27 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Cash flows from operating activities
Net loss	$ (5,425,572)	$ (99,602)	$ (4,731,072)	$ (12,783)	$ (4,743,855)	$ (10,169,427)
Adjustments to reconcile net loss to net cash used in operating activities
Loss on extinguishment of notes payable	2,403,193	0				2,403,193
Decrease in fair value of derivative liabilities	(474,327)	0	(539,467)	0	(539,467)	(1,013,794)
Amortization of discount on notes payable	151,290	0	353,009	0	353,009	504,299
Amortization of patents	292,814	0	293,176	0	293,176	585,990
Stock-based compensation	995,731	0	1,872,104	0	1,872,104	2,867,835
Changes in operating assets and liabilities
Prepaid expenses and other current assets	24,768	0	(73,207)	0	(73,207)	(48,439)
Deposits and other assets	(20,674)	(4,239)	(20,399)	0	(20,399)	(41,073)
Accounts payable	(192,968)	108,742	602,564	0	615,347	422,379
Accrued interest on notes payable	2,287	0	6,935		6,935	9,222
Accrued liabilities				12,783
Net cash used in operating activities	(2,243,458)	4,901	(2,236,357)	0	(2,236,357)	(4,479,815)
Cash flows from investing activities
Restricted cash	(3,500,000)	0				(3,500,000)
Purchases of property and equipment	(3,748)	0				(3,748)
Issuance of short-term note receivable, related party	(3,000,000)	0				(3,000,000)
Purchases of patents	0	0	(9,455,585)	0	(9,455,585)	(9,455,585)
Net cash used in investing activities	(6,503,748)	0	(9,455,585)	0	(9,455,585)	(15,959,333)
Cash flows from financing activities
Proceeds from issuance of common stock	6,487,850	0	3,612,100	0	3,612,100	10,099,950
Proceeds from issuance of convertible notes payable, net of issuance costs	2,905,128	0				7,855,128
Proceeds from issuance of short-term notes payable, related party	0	0				3,100,000
Proceeds from issuance of notes payable			4,950,000	0	4,950,000
Proceeds from issuance of short-term notes payable, related party	(100,000)	0	3,100,000	0	3,100,000	(100,000)
Net cash provided by financing activities	9,292,978	0	13,210,626	0	13,210,626	22,503,604
Net increase in cash and cash equivalents	545,772	4,901	1,518,684	0	1,518,684	2,064,456
Cash and cash equivalents, beginning of period	1,518,684	0	0	0	0	0
Cash and cash equivalents, end of period	2,064,456	4,901	1,518,684	0	1,518,684	2,064,456
Supplemental disclosures of cash flow information
Cash paid for interest	12,702	0	5,898		5,898	18,600
Supplemental disclosures of non-cash investing and financing activities
Convert outstanding LLC accrued liabilities to member contribution, January 2013	0	12,783	12,783		12,783	12,783
Allocation of fair value from Series A-2 redeemable convertible preferred stock to Series A-1 redeemable convertible preferred stock (See Note 6)	0	0	865,985		865,985	865,985
Allocation of fair value from notes payable to Series A-1 redeemable convertible preferred stock (See Note 5)	0	0	2,392,889		2,392,889	2,392,889
Fair value of notes payable redemption derivative liability	0	0	582,903		582,903	582,903
Fair value of Series A-1 redeemable convertible preferred stock anti-dilution derivative liability	0	0				548,465
Accrued guaranteed payments and deferred expenses associated with purchased patent assets	390,635	0	13,510,178		13,510,178	13,900,813
Offset of short-term related party notes payable and receivable	3,000,000	0				3,000,000
Fair value of convertible notes payable redemption derivative liability	189,300	0				189,300
Fair value of common stock warrants	466,706	0				466,706
Series A-1 Redeemable Convertible Preferred Stock [Member]
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock	0	0	50,000		50,000	50,000
Supplemental disclosures of non-cash investing and financing activities
Fair value of Series A-1 redeemable convertible preferred stock anti-dilution derivative liability			548,465		548,465
Series A-2 Redeemable Convertible Preferred Stock [Member]
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock	$ 0	$ 0	$ 1,498,526		$ 1,498,526	$ 1,498,526